Spartan®

Money Market

Fund

Semiannual Report

October 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan ® Money Market	1.82%	4.76%	29.36%	60.78%
All Taxable Money Market Funds Average	1.65%	4.39%	27.61%	55.49%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 1,095 money market funds.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan Money Market	4.76%	5.28%	4.86%
All Taxable Money Market Funds Average	4.39%	4.99%	4.51%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	10/30/01	7/31/01	5/01/01	1/30/01	10/31/00
Spartan Money Market Fund	2.69%	3.58%	4.81%	6.11%	6.25%
All Taxable Money Market Funds Average	2.16%	3.33%	4.25%	5.57%	6.01%
	10/31/01	8/1/01	5/02/01	1/31/01	11/1/00
MMDA	1.34%	1.72%	1.92%	2.06%	2.11%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(TM).

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with John Todd, Portfolio Manager of Spartan Money Market Fund

Q. John, what was the investment environment like during the six months that ended October 31, 2001?

A. At the beginning of the period, the Federal Reserve Board continued to move to offset rapidly decelerating economic growth in the U.S. In May, the Fed implemented its fifth 0.50 percentage-point reduction of 2001 in the benchmark federal funds target rate. It then followed with two smaller 0.25 percentage-point cuts in June and August. As September began, it looked as if the worst of the economy's decline might be behind us and that the Fed might be nearing the end of its easing cycle. Market participants felt a recovery might be on the horizon, brought on by lower interest rates and tax rebates. Then, the situation changed abruptly on September 11, when the terrorist acts dealt the nation a severe blow. In the aftermath, economic activity declined sharply. The Fed responded by lowering short-term interest rates dramatically. It cut the target rate by 0.50 percentage points when the stock market re-opened on September 17, and again at its meeting on October 2. At that point, the target rate stood at 2.50%, its lowest level in nearly 40 years. The Fed was acting to bolster confidence, add liquidity and stabilize the markets.

Q. What was your strategy with the fund?

A. Within the falling rate environment, I looked to invest in longer-term, fixed-rate money market instruments in order to lock in yields before they fell. However, there were two factors that made investing in longer-term securities less attractive. First, the credit environment had deteriorated considerably, with the outlook for ratings generally looking questionable. We always try hard to ensure that the fund is not hurt by credit problems; within this environment it was especially crucial to pay even more attention to credit quality. To that end, I tended to focus more on three- to six-month money market issuance rather than on longer-term securities. In addition, the money market yield curve was inverted, meaning longer-term money market securities were yielding less than shorter-term alternatives. In order to keep the fund's average maturity roughly in line with that of its peer group, I focused some of the fund's assets on government agency securities in the six-month to one-year maturity range. The supply of agency money market securities was generally more plentiful than for commercial paper issued by corporations due to reduced demand for the latter because of moribund economic activity. In addition, companies looked to fund their short-term debt in the bond market. As a result, agencies became more attractive on a relative basis. I also was able to sustain the average maturity by initiating investments in the securities issued by foreign banks, which had greater funding needs than their domestic counterparts.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What was your focus in and around the time of the terrorist attacks?

A. Once the market re-opened and yields adjusted to a new level, I tried to extend the fund's average maturity by focusing on those securities set to mature late in the first quarter or early in the second quarter of 2002. By doing so, I initially sacrificed a bit of yield because I was investing further out on an inverted yield curve, but I expected that the Fed would continue to lower short-term rates through the end of the year.

Q. How did the fund perform?

A. The fund's seven-day yield on October 31, 2001, was 2.67%, compared to 4.82% six months ago. For the six months that ended October 31, 2001, the fund had a total return of 1.82%, compared to 1.65% for the all taxable money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, John?

A. Consumer confidence continues to be stifled by lingering threats of additional terrorist activities. Unemployment has increased measurably, which could further erode consumer confidence. The question currently is whether this economic downturn will be temporary or long lasting. The stock market has shown signs of recovery due to predictions of a corporate earnings turnaround. However, those forecasts are based in part on the cost-cutting effects of continued layoffs. Before September 11, many market participants had felt the economy would show signs of a rebound at some time in the first quarter of 2002. Now, many have put that recovery off until the second quarter, provided that additional Fed rate cuts and fiscal stimulus enacted by Congress have their desired effects.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks high current income with share price stability by investing in high-quality, short-term money market securities of all types

Fund number: 454

Trading symbol: SPRXX

Start date: January 23, 1989

Size: as of October 31, 2001, more than $9.1 billion

Manager: John Todd, since 1989; manager, various Fidelity and Spartan money market funds; joined Fidelity in 1981

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/01	% of fund's investments 4/30/01	% of fund's investments 10/31/00
0 - 30	45.4	53.9	61.9
31 - 90	26.1	38.5	15.4
91 - 180	20.3	6.3	18.4
181 - 397	8.2	1.3	4.3
Weighted Average Maturity
	10/31/01	4/30/01	10/31/00
Spartan Money Market Fund	64 Days	37 Days	45 Days
All Taxable Money Market Funds Average *	55 Days	50 Days	50 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2001	As of April 30, 2001
Commercial Paper 25.9%	Commercial Paper 29.2%
Bank CDs, BAs, TDs, and Notes 64.8%	Bank CDs, BAs, TDs, and Notes 67.8%
Government Securities 8.0%	Government Securities 4.3%
Other Investments 2.5%	Other Investments 0.3%
Net Other Assets (1.2)%**	Net Other Assets (1.6)%**

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments October 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 52.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 1.9%
Chase Manhattan Bank USA NA
12/14/01	2.34%	$ 70,000	$ 70,000
Citibank NA, New York
12/4/01	3.41	35,000	35,000
12/10/01	3.43	45,000	45,000
Firstar Bank NA
11/5/01	3.88	25,000	25,000
			175,000
London Branch, Eurodollar, Foreign Banks - 34.9%
Abbey National Treasury Services PLC
11/20/01	3.61	40,000	40,000
11/20/01	3.65	65,000	65,000
2/20/02	3.50	85,000	85,000
5/3/02	3.60	95,000	95,000
Alliance & Leicester PLC
12/4/01	2.52	35,000	35,000
4/26/02	2.23	10,000	10,000
Banco Bilbao Vizcaya Argentaria SA
12/6/01	2.83	10,000	10,004
Bank of Scotland Treasury Services PLC
2/6/02	3.50	50,000	50,009
5/10/02	3.61	25,000	25,003
Barclays Bank PLC
11/19/01	3.95	25,000	24,999
11/21/01	3.93	50,000	50,000
12/10/01	3.83	115,000	115,000
2/25/02	3.43	25,000	25,000
Bayerische Hypo-und Vereinsbank AG
11/5/01	4.21	100,000	100,000
11/13/01	3.50	25,000	25,000
11/19/01	3.65	70,000	70,000
11/20/01	3.65	15,000	15,000
1/15/02	2.38	50,000	50,000
2/22/02	2.29	30,000	30,000
3/11/02	3.30	60,000	60,000
Commerzbank AG
1/15/02	2.38	50,000	50,001
Credit Agricole Indosuez
2/11/02	3.50	45,000	45,007
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Danske Bank AS
12/4/01	2.51%	$ 45,000	$ 45,000
Deutsche Bank AG
11/21/01	3.95	75,000	74,999
12/3/01	2.24	100,000	100,000
12/7/01	3.85	100,000	100,000
12/27/01	2.51	35,000	35,000
Dresdner Bank AG
11/15/01	3.78	50,000	50,000
11/19/01	3.17	35,000	35,000
11/20/01	3.66	25,000	25,000
11/23/01	3.61	15,000	15,000
4/23/02	2.21	165,000	165,000
Halifax PLC
11/19/01	3.90	25,000	25,000
11/29/01	3.43	125,000	125,000
2/25/02	3.40	60,000	60,000
3/4/02	3.40	125,000	125,000
3/11/02	3.30	35,000	35,000
ING Bank NV
11/15/01	3.90	40,000	40,002
11/23/01	3.61	30,000	30,000
12/3/01	2.52	50,000	50,000
12/13/01	2.52	15,000	15,000
2/11/02	3.56	60,000	60,000
2/13/02	3.50	20,000	20,000
4/3/02	2.48	60,000	60,000
Landesbank Baden-Wuerttemberg
11/21/01	3.94	20,000	20,000
12/11/01	3.39	30,000	30,000
4/25/02	2.24	10,000	10,000
Landesbank Hessen-Thuringen
2/25/02	3.43	35,000	35,000
5/31/02	4.08	75,000	75,032
Merita Bank PLC
12/5/01	2.44	15,000	15,000
Nationwide Building Society
11/19/01	3.19	15,000	15,000
Norddeutsche Landesbank Girozentrale
11/30/01	3.94	100,000	100,000
12/17/01	3.60	50,000	50,011
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Northern Rock PLC
2/28/02	3.45%	$ 50,000	$ 50,000
Svenska Handelsbanken AB
11/26/01	2.52	70,000	69,999
12/3/01	2.51	65,000	65,000
12/27/01	2.52	10,000	10,000
4/24/02	2.23	5,000	5,000
UBS AG
5/3/02	3.60	125,000	125,000
Westdeutsche Landesbank Girozentrale
12/3/01	3.92	25,000	25,000
2/20/02	3.52	55,000	55,001
4/4/02	2.46	65,000	65,000
			3,185,067
New York Branch, Yankee Dollar, Foreign Banks - 16.0%
Bank of Scotland Treasury Services PLC
7/8/02	4.11	50,000	49,998
Barclays Bank PLC
11/1/01	2.57 (a)	80,000	79,997
Bayerische Landesbank Girozentrale
3/26/02	2.20	100,000	100,000
BNP Paribas SA
11/19/01	3.65	65,000	65,000
12/3/01	2.50	50,000	50,000
2/22/02	2.28	35,000	35,000
3/22/02	2.26	35,000	35,000
3/26/02	2.20	105,000	105,000
4/24/02	2.22	35,000	35,000
5/6/02	3.63	15,000	15,000
Commerzbank AG
11/9/01	3.50	55,000	55,001
12/19/01	2.93	50,000	50,000
12/19/01	3.65	20,000	20,002
Credit Agricole Indosuez
11/5/01	3.00	40,000	40,000
5/6/02	3.61	70,000	70,000
Dexia Bank SA
12/3/01	2.50	85,000	85,000
National Westminster Bank PLC
11/1/01	4.22	40,000	40,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
National Westminster Bank PLC - continued
7/5/02	4.10%	$ 120,000	$ 119,992
Royal Bank of Canada
7/5/02	4.10	25,000	24,998
Societe Generale
11/2/01	2.55 (a)	30,000	29,986
11/30/01	2.26 (a)	155,000	154,930
12/4/01	2.50	100,000	100,000
Toronto-Dominion Bank
11/2/01	2.58	25,000	25,000
12/3/01	2.50	50,000	50,000
12/4/01	2.50	20,000	20,000
			1,454,904
TOTAL CERTIFICATES OF DEPOSIT			4,814,971
Commercial Paper - 25.9%

Aegon Funding Corp.
4/18/02	2.28	15,000	14,843
American Home Products Corp.
11/9/01	2.66	15,000	14,991
AT&T Corp.
1/23/02	3.28	40,000	39,700
CBA Finance, Inc.
12/3/01	3.90	20,567	20,497
CIT Group, Inc.
12/7/01	3.28	15,000	14,951
12/11/01	3.12	10,000	9,966
Citibank Credit Card Master Trust I (Dakota Certificate Program)
11/6/01	3.01	15,000	14,994
11/7/01	2.96	20,000	19,990
11/9/01	2.51	50,000	49,972
11/19/01	2.43	75,000	74,909
12/7/01	2.40	25,000	24,940
Commonwealth Bank of Australia
11/19/01	2.44	20,000	19,976
ConAgra Foods, Inc.
11/13/01	2.77	5,000	4,995
11/15/01	2.75	5,000	4,995
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Conoco, Inc.
11/7/01	2.81%	$ 10,000	$ 9,995
Corporate Asset Funding Co.
11/14/01	3.32	5,000	4,994
Corporate Receivables Corp.
11/7/01	3.49	60,000	59,965
CXC, Inc.
12/5/01	2.40	35,000	34,921
12/18/01	2.85	40,000	39,852
Danske Corp.
11/5/01	3.50	10,000	9,996
4/19/02	2.20	25,000	24,744
Delaware Funding Corp.
11/19/01	2.46	75,000	74,908
Edison Asset Securitization LLC
11/5/01	3.48	35,000	34,987
11/9/01	3.37	15,000	14,989
11/26/01	2.60	50,000	49,910
12/5/01	3.41	80,000	79,745
12/7/01	2.38	20,000	19,953
12/13/01	2.34	55,000	54,850
Falcon Asset Securitization Corp.
11/9/01	2.71	80,000	79,952
11/15/01	2.49	95,000	94,908
Ford Motor Credit Co.
11/13/01	3.17	55,000	54,942
11/16/01	2.81	35,000	34,959
12/7/01	2.73	20,000	19,946
12/12/01	2.81	30,000	29,904
General Electric Capital Corp.
2/13/02	2.30	30,000	29,802
3/1/02	2.44	35,000	34,718
3/5/02	3.41	80,000	79,077
3/12/02	3.45	35,000	34,568
3/25/02	3.60	15,000	14,789
4/23/02	2.14	20,000	19,796
General Electric Capital Services, Inc.
11/1/01	3.82	65,000	65,000
3/25/02	3.64	60,000	59,148
General Motors Acceptance Corp.
11/19/01	3.17	70,000	69,890
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Goldman Sachs Group, Inc.
11/13/01	3.20%	$ 70,000	$ 69,926
Heller Financial, Inc.
11/1/01	3.36	10,000	10,000
11/14/01	3.01	10,000	9,989
11/19/01	2.91	10,000	9,986
11/26/01	2.91	5,000	4,990
Household Finance Corp.
11/23/01	2.46	50,000	49,925
Jupiter Securitization Corp.
11/13/01	2.49	46,455	46,417
12/3/01	2.44	9,950	9,929
Kellogg Co.
11/28/01	3.75	10,000	9,972
Montauk Funding Corp.
2/20/02	2.32	40,000	39,716
National Australia Funding, Inc.
3/7/02	2.29	25,000	24,801
Nationwide Building Society
12/11/01	3.17	5,000	4,983
Park Avenue Receivables Corp.
11/13/01	2.49	20,185	20,168
11/19/01	2.44	60,744	60,670
11/19/01	2.47	25,000	24,969
Receivables Capital Corp.
11/16/01	2.49	40,943	40,901
Santander Finance, Inc.
11/14/01	4.00	30,000	29,958
11/26/01	3.90	20,000	19,947
Sears Roebuck Acceptance Corp.
11/14/01	3.06	5,000	4,994
1/10/02	3.23	5,000	4,969
Sheffield Receivables Corp.
11/9/01	2.52	27,000	26,985
Societe Generale NA
12/5/01	2.36	40,000	39,911
Tyco International Group SA
11/7/01	2.60	15,000	14,994
11/19/01	2.56	25,000	24,968
11/20/01	2.66	5,000	4,993
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Verizon Global Funding Corp.
3/28/02	2.32%	$ 20,000	$ 19,813
Wells Fargo Financial, Inc.
12/14/01	2.36	45,000	44,874
Westpac Trust Securities Ltd.
12/4/01	3.90	10,000	9,965
Windmill Funding Corp.
11/2/01	2.53	50,000	49,997
11/13/01	2.49	50,000	49,959
11/13/01	2.50	15,000	14,988
TOTAL COMMERCIAL PAPER			2,363,584
Federal Agencies - 8.0%

Fannie Mae - 6.4%
Agency Coupons - 2.4%
11/1/01	2.57 (a)	56,000	55,969
1/10/02	2.26 (a)	103,750	103,663
1/25/02	2.18 (a)	62,000	61,973
			221,605
Discount Notes - 4.0%
11/15/01	3.43	110,000	109,855
11/21/01	3.83	75,000	74,843
4/11/02	2.18	70,000	69,324
5/31/02	3.55	50,000	48,989
6/14/02	3.58	10,000	9,783
7/26/02	3.61	50,000	48,708
			361,502
			583,107
Federal Home Loan Bank - 1.1%
Discount Notes - 1.1%
11/29/01	3.82	99,682	99,391
Freddie Mac - 0.5%
Discount Notes - 0.5%
4/25/02	4.30	50,000	48,997
TOTAL FEDERAL AGENCIES			731,495
Bank Notes - 2.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
American Express Centurion Bank
11/5/01	2.57% (a)	$ 20,000	$ 20,000
11/15/01	2.50 (a)	15,000	15,000
Bank One NA, Chicago
12/17/01	3.21 (a)	10,000	10,009
Household Bank FSB
12/17/01	2.35	25,000	25,001
U.S. Bank NA, Minnesota
5/23/02	2.22	30,000	30,000
U.S. Bank NA, Minneapolis
12/3/01	3.41	55,000	55,000
Wells Fargo Bank NA, San Francisco
12/14/01	2.35	35,000	35,000
TOTAL BANK NOTES			190,010
Master Notes - 2.0%

General Motors Acceptance Corp. Mortgage Credit
11/1/01	2.79	60,000	60,000
12/3/01	3.13	85,000	84,765
Goldman Sachs Group, Inc.
12/18/01	2.98 (b)	40,000	40,000
TOTAL MASTER NOTES			184,765
Medium-Term Notes - 5.3%

Alliance & Leicester Group Treasury PLC
1/24/02	2.42 (a)	25,000	25,010
Asset Securitization Cooperative Corp.
11/26/01	2.38 (a)	30,000	30,000
AT&T Corp.
11/6/01	4.78 (a)	95,000	95,000
Bank of Scotland Treasury Services PLC
1/25/02	2.45 (a)	17,000	17,006
BMW U.S. Capital Corp.
11/23/01	2.45 (a)	20,000	20,000
6/7/02	4.25	20,000	19,988
CIESCO LP
11/19/01	2.49 (a)	10,000	10,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Citigroup, Inc.
11/13/01	2.50% (a)	$ 25,000	$ 25,000
General Electric Capital Corp.
11/19/01	2.45 (a)	75,000	75,000
Harwood Street Funding I LLC
11/20/01	2.63 (a)	25,000	25,000
Merrill Lynch & Co., Inc.
11/20/01	2.49 (a)	40,000	40,000
Northern Rock PLC
11/12/01	2.53 (a)	30,000	30,000
URI Trust 2000-1
12/18/01	3.20 (a)(b)	23,000	23,000
Variable Funding Capital Corp.
11/12/01	2.49 (a)	30,000	29,999
11/21/01	2.43 (a)	20,000	20,000
TOTAL MEDIUM-TERM NOTES			485,003
Short-Term Notes - 2.6%

Jackson National Life Insurance Co.
1/1/02	2.76 (a)(b)	34,000	34,000
Monumental Life Insurance Co.
11/1/01	2.78 (a)(b)	29,000	29,000
11/1/01	3.88 (a)(b)	35,000	35,000
New York Life Insurance Co.
11/29/01	3.62 (a)(b)	25,000	25,000
12/21/01	2.72 (a)(b)	15,000	15,000
1/1/02	2.70 (a)(b)	35,000	35,000
Pacific Life Insurance Co.
12/7/01	3.62 (a)(b)	15,000	15,000
Transamerica Occidental Life Insurance Co.
11/1/01	3.85 (a)(b)	50,000	50,000
TOTAL SHORT-TERM NOTES			238,000
Repurchase Agreements - 2.5%
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (U.S. Government Obligations) dated:
10/9/01 due 12/10/01 At 2.37%	$ 75,306	$ 75,000
10/31/01 due 11/1/01 At 2.63%	672	672
With J.P. Morgan Securities At 2.69%, dated 10/31/01 due 11/1/01 (Corporate Obligations) (principal amount $141,556,000) 2.0% - 7.75%, 11/15/01 - 5/1/28	150,011	150,000
TOTAL REPURCHASE AGREEMENTS		225,672
TOTAL INVESTMENT PORTFOLIO - 101.2%		9,233,500
NET OTHER ASSETS - (1.2)%		(105,021)
NET ASSETS - 100%		$ 9,128,479
Total Cost for Income Tax Purposes $ 9,233,500
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc. 2.98%, 12/18/01	9/18/01	$ 40,000
Jackson National Life Insurance Co. 2.76%, 1/1/02	7/6/99	$ 34,000
Monumental Life Insurance Co.: 2.78%, 11/1/01	7/31/98 - 9/17/98	$ 29,000
3.88%, 11/1/01	2/1/00	$ 35,000
New York Life Insurance Co.: 2.70%, 1/1/02	4/18/01	$ 35,000
2.72%, 12/21/01	12/20/00	$ 15,000
3.62%, 11/29/01	8/27/01	$ 25,000
Pacific Life Insurance Co. 3.62%, 12/7/01	9/6/01	$ 15,000
Transamerica Occidental Life Insurance Co. 3.85%, 11/1/01	4/28/00	$ 50,000
URI Trust 2000-1 3.20%, 12/18/01	12/15/00	$ 23,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $301,000,000 or 3.3% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $15,884,000. The weighted average interest rate was 4.20%. Interest earned from the interfund lending program amounted to $7,410 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At April 30, 2001, the fund had a capital loss carryforward of approximately $1,561,000 of which $921,000, $476,000, $162,000 and $2,000 will expire on April 30, 2002, 2003, 2004 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $225,672) - See accompanying schedule		$ 9,233,500
Receivable for fund shares sold		12,209
Interest receivable		40,281
Other receivables		11
Total assets		9,286,001
Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	125,025
Payable for fund shares redeemed	27,931
Distributions payable	1,165
Accrued management fee	3,250
Other payables and accrued expenses	149
Total liabilities		157,522
Net Assets		$ 9,128,479
Net Assets consist of:
Paid in capital		$ 9,128,938
Accumulated net realized gain (loss) on investments		(459)
Net Assets, for 9,128,427 shares outstanding		$ 9,128,479
Net Asset Value, offering price and redemption price per share ($9,128,479 ÷ 9,128,427 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)
Investment Income Interest		$ 195,983
Expenses
Management fee	$ 20,818
Non-interested trustees' compensation	22
Total expenses before reductions	20,840
Expense reductions	(49)	20,791
Net investment income		175,192
Net Realized Gain (Loss) on Investments		1,102
Net increase in net assets resulting from operations		$ 176,294

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)	Year ended April 30, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 175,192	$ 582,462
Net realized gain (loss)	1,102	960
Net increase (decrease) in net assets resulting from operations	176,294	583,422
Distributions to shareholders from net investment income	(175,192)	(582,462)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,357,234	9,182,357
Reinvestment of distributions from net investment income	165,620	545,066
Cost of shares redeemed	(3,711,993)	(8,907,651)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,189,139)	819,772
Total increase (decrease) in net assets	(1,188,037)	820,732
Net Assets
Beginning of period	10,316,516	9,495,784
End of period	$ 9,128,479	$ 10,316,516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2001	Years ended April 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.018	.060	.052	.050	.053	.051
Less Distributions
From net investment income	(.018)	(.060)	(.052)	(.050)	(.053)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	1.82%	6.14%	5.30%	5.12%	5.43%	5.21%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.45%	.45%	.45%	.45%	.45%
Expenses net of voluntary waivers, if any	.43% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.43% A	.45%	.45%	.45%	.45%	.45%
Net investment income	3.59% A	5.96%	5.18%	5.00%	5.31%	5.09%
Supplemental Data
Net assets, end of period (in millions)	$ 9,128	$ 10,317	$ 9,496	$ 9,508	$ 8,863	$ 9,300

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the account closeout fee.

D Total returns for periods of less than one year are not annualized.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee equal to an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. Effective July 1, 2001, the annual management fee rate was reduced from .45% to .42%.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $40,000 for the period.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Money Market Insurance - continued

from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Expense Reductions.

Through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $49,000.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

John J. Todd, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Money Market Funds

Fidelity® Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPM-SANN-1201 149667
1.538241.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

U.S. Government
Money Market

Fund

Semiannual Report

October 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan ® US Government Money Market	1.85%	4.74%	28.84%	58.78%
Government Retail Money Market Funds Average	1.57%	4.23%	26.42%	53.21%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government retail money market funds average, which reflects the performance of government retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 226 money market funds.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan US Government Money Market	4.74%	5.20%	4.73%
Government Retail Money Market Funds Average	4.23%	4.80%	4.35%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	10/30/01	7/31/01	5/01/01	1/30/01	10/31/00
Spartan U.S. Government Money Market Fund	2.66%	3.71%	4.64%	5.85%	6.20%
Government Retail Money Market Funds Average	2.02%	3.20%	4.04%	5.38%	5.83%
	10/31/01	8/1/01	5/02/01	1/31/01	11/1/00
MMDA	1.34%	1.72%	1.92%	2.06%	2.11%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government retail money market funds average and the bank money market deposit account (MMDA) average. Figures for the government retail money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(TM).

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Robert Litterst, Portfolio Manager of Spartan U.S. Government Money Market Fund

Q. Bob, what was the investment environment like during the six months that ended October 31, 2001?

A. The Federal Reserve Board continued to lower short-term interest rates due to concerns that economic growth was decelerating rapidly. In June and August, the Fed reduced the benchmark federal funds target rate by 0.25 percentage points, after having implemented more aggressive 0.50 percentage point cuts five times earlier in 2001. Some in the market interpreted these smaller-scale cuts to mean that the Fed might be approaching the end of its easing program. Economic data from the summer indicated that the economy might be stabilizing. As we entered September, the main question was whether or not weakness in manufacturing would seep into the consumer sector. Then, September 11 struck, sending a shock throughout the economy, the markets and the nation. Economic activity dropped off abruptly and unemployment claims spiked upward. With the economy likely headed for recession, the Fed worked to add stability. With a sense of urgency and concern, the Fed implemented another 0.50 percentage-point cut on September 17 when the stock market re-opened, and followed with a further 0.50 percentage-point reduction in October. All told, the fed funds rate was reduced from 6.50% at the beginning of 2001 to 2.50% as of the end of October.

Q. What developments of note influenced the government agency money market sector in particular during the period?

A. U.S. government agencies enjoyed steadily growing balance sheets that encouraged them to continue issuing a significant amount of short-term debt. In addition, the agencies redeemed outstanding callable securities with higher interest rates, and temporarily financed these redemptions in the short-term markets. The large supply of short-term agency securities, coupled with contracting issuance of other money market instruments, caused agency debt to reach more attractive valuations. Attractive valuations, high quality and ease of trading amid uncertain market conditions caused me to continue to emphasize these securities as core portfolio holdings.

Q. What was your strategy during the period?

A. Through the first half of the period, I maintained an average maturity that was consistently longer than the fund's competitors, in order to capture higher yields in a declining interest-rate environment and to capture the favorable relative value described above. This approach proved beneficial. By early summer, though, I had let the average maturity decline to a more neutral level relative to competitors, because I felt that there was a great deal of monetary and fiscal stimulus in the pipeline, and short-term yields were unlikely to decline as much as the market expected. The tragedies of September 11 altered my outlook, leading me to believe that rates would be on the decline for the foreseeable future. As a result, I increased the average maturity to once again make it longer than the peer group.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on October 31, 2001, was 2.65%, compared to 4.64% six months ago. For the six months that ended October 31, 2001, the fund had a total return of 1.85%, compared to 1.57% for the government retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook?

A. The economy remains weak, but several sources of stimulus are currently in place that should help foster a recovery. Namely, the Fed continues to lower short-term rates, tax rebates have been mailed out and Congress could take additional action to further stimulate the economy. At the same time, inflation remains low. Lower energy prices and historically low mortgage rates should help the consumer, and the banking sector remains sound and capable of making loans to creditworthy customers. If the economy recovers as expected, money market rates should stabilize and eventually begin to rise. I will monitor developments carefully because attractive opportunities sometimes arise at turning points in the interest rate cycle.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund

.

Fund Facts

Goal: seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in U.S. government securities and repurchase agreements, and entering into reverse repurchase agreements

Fund number: 458

Trading symbol: SPAXX

Start date: February 5, 1990

Size: as of October 31, 2001, more than $970 million

Manager: Robert Litterst, since 1997; manager, several Fidelity and Spartan taxable money market funds; joined Fidelity in 1991

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/01	% of fund's investments 4/30/01	% of fund's investments 10/31/00
0 - 30	48.0	47.2	57.6
31 - 90	14.8	30.9	9.9
91 - 180	27.3	8.0	25.7
181 - 397	9.9	13.9	6.8
Weighted Average Maturity
	10/31/01	4/30/01	10/31/00
Spartan U.S. Government Money Market Fund	72 Days	66 Days	61 Days
Government Retail Money Market Funds Average *	53 Days	48 Days	45 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2001	As of April 30, 2001
Federal Agency Issues 69.6%	Federal Agency Issues 78.4%
U.S. Treasury Obligations 1.0%	U.S. Treasury Obligations 2.3%
Repurchase Agreements 31.0%	Repurchase Agreements 22.5%
Net Other Assets (1.6)%**	Net Other Assets (3.2)%**

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments October 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 69.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 42.9%
Agency Coupons - 20.8%
11/1/01	2.53% (b)	$ 18,000,000	$ 17,995,560
11/1/01	2.57 (b)	17,500,000	17,490,328
11/5/01	2.49 (b)	16,000,000	15,993,529
11/5/01	2.50 (b)	22,000,000	21,993,656
11/21/01	6.39	9,000,000	8,999,799
11/27/01	4.00	11,000,000	11,017,647
12/3/01	3.26 (b)	23,000,000	22,999,218
12/6/01	6.20	12,000,000	11,999,484
1/10/02	2.26 (b)	33,000,000	32,973,866
1/25/02	2.18 (b)	5,000,000	4,997,850
1/30/02	2.11 (b)	10,000,000	9,995,659
6/28/02	4.03	16,000,000	16,000,000
11/7/02	2.54 (a)	10,000,000	9,997,600
			202,454,196
Discount Notes - 22.1%
11/1/01	3.56	10,000,000	10,000,000
12/27/01	5.02	10,000,000	9,925,333
2/7/02	3.43	28,600,000	28,337,627
2/8/02	3.53	10,535,000	10,434,470
2/14/02	3.40	35,000,000	34,658,529
2/22/02	3.59	15,421,000	15,250,857
3/7/02	3.25	24,485,000	24,210,768
3/7/02	3.37	5,267,000	5,205,982
4/5/02	4.58	20,000,000	19,622,833
4/25/02	2.18	35,000,000	34,632,500
5/17/02	3.57	9,412,000	9,233,279
5/31/02	3.96	5,000,000	4,888,346
7/12/02	2.26	4,175,000	4,109,863
10/18/02	2.23	4,000,000	3,914,980
			214,425,367
			416,879,563
Federal Home Loan Bank - 4.9%
Agency Coupons - 2.6%
11/28/01	2.25 (b)	15,000,000	14,987,257
1/21/02	2.24 (b)	10,000,000	9,990,823
			24,978,080
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - continued
Discount Notes - 2.3%
12/19/01	2.29%	$ 13,143,000	$ 13,103,045
2/1/02	2.09	1,648,000	1,639,240
6/14/02	3.58	8,267,000	8,087,709
			22,829,994
			47,808,074
Freddie Mac - 21.0%
Agency Coupons - 1.3%
11/1/01	2.47 (b)	10,000,000	9,998,094
8/27/02	3.73	2,000,000	1,999,872
			11,997,966
Discount Notes - 19.7%
11/1/01	3.55	9,000,000	9,000,000
11/8/01	3.85	16,073,000	16,061,155
11/8/01	6.50	8,000,000	7,990,511
11/15/01	3.43	11,000,000	10,985,456
12/6/01	3.72	16,562,000	16,503,228
12/6/01	6.28	7,000,000	6,959,847
12/14/01	2.31	17,100,000	17,053,023
1/31/02	5.01	10,000,000	9,879,425
3/4/02	3.24	25,000,000	24,727,521
3/28/02	2.31	16,305,000	16,152,868
4/24/02	4.22	15,000,000	14,706,013
4/25/02	2.18	10,000,000	9,895,000
6/20/02	3.58	12,176,000	11,904,891
6/26/02	3.79	12,000,000	11,710,860
7/8/02	2.24	8,000,000	7,878,267
			191,408,065
			203,406,031
Resolution Funding Corp. - 0.8%
Agency Coupons - 0.8%
7/15/02	2.28	8,000,000	7,872,244
TOTAL FEDERAL AGENCIES			675,965,912
U.S. Treasury Obligations - 1.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 1.0%
4/25/02	2.13%	$ 10,000,000	$ 9,897,431
Repurchase Agreements - 31.0%
	Maturity Amount
In a joint trading account (U.S. Government Obligations) dated:
10/4/01 due:
11/6/01 At 2.5%	$ 15,034,375	15,000,000
12/3/01 At 2.41%	30,120,500	30,000,000
10/5/01 due 2/1/02 At 2.3%	11,083,631	11,000,000
10/16/01 due 2/13/02 At 2.28%	28,212,800	28,000,000
10/22/01 due 11/20/01 At 2.4%	20,038,667	20,000,000
10/26/01 due 12/20/01 At 2.21%	7,023,635	7,000,000
10/30/01 due 11/29/01 At 2.26%	30,056,500	30,000,000
10/31/01 due:
11/1/01 At 2.63%	119,891,772	119,883,000
11/29/01 At 2.26%	40,072,822	40,000,000
TOTAL REPURCHASE AGREEMENTS		300,883,000
TOTAL INVESTMENT PORTFOLIO - 101.6%		986,746,343
NET OTHER ASSETS - (1.6)%		(15,945,972)
NET ASSETS - 100%		$ 970,800,371
Total Cost for Income Tax Purposes $ 986,746,343
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information
At April 30, 2001, the fund had a capital loss carryforward of approximately $5,000 all of which will expire on April 30, 2004.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $300,883,000) - See accompanying schedule		$ 986,746,343
Receivable for fund shares sold		2,403,886
Interest receivable		1,784,024
Total assets		990,934,253
Liabilities
Payable to custodian bank	$ 321
Payable for investments purchased Regular delivery	7,003,317
Delayed delivery	9,997,600
Payable for fund shares redeemed	2,629,509
Distributions payable	154,737
Accrued management fee	340,235
Other payables and accrued expenses	8,163
Total liabilities		20,133,882
Net Assets		$ 970,800,371
Net Assets consist of:
Paid in capital		$ 970,752,204
Accumulated net realized gain (loss) on investments		48,167
Net Assets, for 970,752,204 shares outstanding		$ 970,800,371
Net Asset Value, offering price and redemption price per share ($970,800,371 ÷ 970,752,204 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2001 (Unaudited)
Investment Income
Interest		$ 17,936,339
Expenses
Management fee	$ 1,887,384
Non-interested trustees' compensation	1,787
Total expenses before reductions	1,889,171
Expense reductions	(13,753)	1,875,418
Net investment income		16,060,921
Net Realized Gain (Loss) on Investments		53,731
Net increase in net assets resulting from operations		$ 16,114,652

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2001 (Unaudited)	Year ended April 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,060,921	$ 46,456,986
Net realized gain (loss)	53,731	117,833
Net increase (decrease) in net assets resulting from operations	16,114,652	46,574,819
Distributions to shareholders from net investment income	(16,060,921)	(46,456,986)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	428,447,983	579,149,045
Reinvestment of distributions from net investment income	15,264,749	44,212,422
Cost of shares redeemed	(326,606,050)	(585,498,274)
Net increase (decrease) in net assets and shares resulting from share transactions	117,106,682	37,863,193
Total increase (decrease) in net assets	117,160,413	37,981,026
Net Assets
Beginning of period	853,639,958	815,658,932
End of period	$ 970,800,371	$ 853,639,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2001	Years ended April 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.018	.059	.050	.049	.052	.050
Less Distributions
From net investment income	(.018)	(.059)	(.050)	(.049)	(.052)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total ReturnB, C, D	1.85%	6.02%	5.17%	5.02%	5.37%	5.16%
Ratios to Average Net AssetsE
Expenses before expense reductions	0.43%A	0.45%	0.45%	0.45%	0.45%	0.45%
Expenses net of voluntary waivers, if any	0.43%A	0.45%	0.45%	0.45%	0.45%	0.45%
Expenses net of all reductions	0.42%A	0.45%	0.45%	0.44%	0.45%	0.45%
Net Investment Income	3.62%A	5.86%	5.03%	4.90%	5.24%	5.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 970,800	$ 853,640	$ 815,659	$ 847,333	$ 773,172	$ 815,751
A	Annualized
B	Total returns would have been lower had certain expenses not been reduced during the periods shown.
C	Total returns do not include the effect of the account closeout fee.
D	Total returns for periods of less than one year are not annualized.
E

Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan U.S. Government Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated October 4, 2001, due November 6, 2001	2.50%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$250,572,917
Aggregate market value of transferred assets	$255,765,405
Coupon rates of transferred assets	5.50% to 8.00%
Maturity dates of transferred assets	4/1/12 to 10/1/31
Dated October 4, 2001, due December 3, 2001	2.41%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,004,167
Aggregate market value of transferred assets	$255,768,180
Coupon rates of transferred assets	5.50% to 8.00%
Maturity dates of transferred assets	10/1/14 to 10/1/31

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated October 5, 2001, due February 1, 2002	2.30%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$503,801,389
Aggregate market value of transferred assets	$510,009,331
Coupon rates of transferred assets	5.99% to 8.00%
Maturity dates of transferred assets	10/1/11 to 10/1/31
Dated October 16, 2001, due February 13, 2002	2.28%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,900,000
Aggregate market value of transferred assets	$255,004,665
Coupon rates of transferred assets	5.99% to 8.00%
Maturity dates of transferred assets	10/1/11 to 10/1/31
Dated October 22, 2001, due November 20, 2001	2.40%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$500,966,667
Aggregate market value of transferred assets	$515,361,184
Coupon rates of transferred assets	4.63% to 11.75%
Maturity dates of transferred assets	5/1/04 to 11/1/31

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated October 26, 2001, due December 20, 2001	2.21%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$250,844,097
Aggregate market value of transferred assets	$257,581,304
Coupon rates of transferred assets	5.50% to 9.50%
Maturity dates of transferred assets	10/15/02 to 10/15/31
Dated October 30, 2001, due November 29, 2001	2.26%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$500,941,667
Aggregate market value of transferred assets	$515,032,526
Coupon rates of transferred assets	4.50% to 10.00%
Maturity dates of transferred assets	11/15/06 to 10/20/31
Dated October 31, 2001, due November 1, 2001	2.63%
Number of dealers or banks	6
Maximum amount with one dealer or bank	37.1%
Aggregate principal amount of agreements	$5,393,541,000
Aggregate maturity amount of agreements	$5,393,935,654
Aggregate market value of transferred assets	$5,504,281,744
Coupon rates of transferred assets	0.00% to 14.05%
Maturity dates of transferred assets	11/1/01 to 2/1/37

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated October 31, 2001, due November 29, 2001	2.26%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$500,910,278
Aggregate market value of transferred assets	$510,003,982
Coupon rates of transferred assets	5.50% to 9.00%
Maturity dates of transferred assets	12/1/09 to 9/1/31

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee equal to an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. Effective July 1, 2001, the annual management fee rate was reduced from .45% to .42%.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $3,238 for the period.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

Through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $13,753.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

Robert A. Litterst, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach*

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity® Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPU-SANN-1201 150573
1.538283.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

U.S. Treasury
Money Market

Fund

Semiannual Report

October 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan ® US Treasury Money Market	1.77%	4.52%	27.00%	55.26%
Treasury Retail Money Market Funds Average	1.61%	4.23%	25.57%	52.09%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the treasury retail money market funds average, which reflects the performance of treasury retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 30 money market funds.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan US Treasury Money Market	4.52%	4.90%	4.50%
Treasury Retail Money Market Funds Average	4.23%	4.66%	4.28%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	10/30/01	7/31/01	5/01/01	1/30/01	10/31/00
Spartan U.S. Treasury Money Market Fund	2.66%	3.55%	4.46%	5.62%	5.90%
Treasury Retail Money Market Funds Average	2.19%	3.19%	4.05%	5.29%	5.58%
	10/31/01	8/1/01	5/02/01	1/31/01	11/1/00
MMDA	1.34%	1.72%	1.92%	2.06%	2.11%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the treasury retail money market funds average and the bank money market deposit account (MMDA) average. Figures for the treasury retail money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(TM).

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Robert Litterst, Portfolio Manager of Spartan U.S. Treasury Money Market Fund

Q. Bob, what was the investment environment like during the six months that ended October 31, 2001?

A. The Federal Reserve Board continued to lower short-term interest rates due to concerns that economic growth was decelerating rapidly. In June and August, the Fed reduced the benchmark federal funds target rate by 0.25 percentage points, after having implemented more aggressive 0.50 percentage point cuts five times earlier in 2001. Some in the market interpreted these smaller-scale cuts to mean that the Fed might be approaching the end of its easing program. Economic data from the summer indicated that the economy might be stabilizing. As we entered September, the main question was whether or not weakness in manufacturing would seep into the consumer sector. Then, September 11 struck, sending a shock throughout the economy, the markets and the nation. Economic activity dropped off abruptly and unemployment claims spiked upward. With the economy likely headed for recession, the Fed worked to add stability. With a sense of urgency and concern, the Fed implemented another 0.50 percentage-point cut on September 17 when the stock market re-opened, and followed with a further 0.50 percentage-point reduction in October. All told, the fed funds rate was reduced from 6.50% at the beginning of 2001 to 2.50% as of the end of October.

Q. What other factors influenced the Treasury money market sector during the period?

A. There were a number of issues to contend with. The Treasury re-aligned the types of securities it brings to market, discontinuing the one-year bill and increasing issuance of bills with maturities of shorter than one year. The Treasury introduced a four-week bill to be issued weekly to replace cash management bills it had previously used from time to time to fulfill short-term funding needs. Further, it's clear that the recovery from September 11 and from the broad-based slowdown in economic activity will increase the financing needs of the government in the near term. This increased financing need, regarded as temporary by the U.S. Treasury, will almost certainly be met by issuing more short-term Treasury securities. The sum effect of these developments should prove positive for the fund. Increased availability of shorter-term Treasuries should make it easier to manage the fund's average maturity, and added supply over the short-term has pushed yields on short-term Treasuries to very attractive levels. The other circumstance of note during this period was not a pleasant one. Some inter-dealer bond brokers such as Cantor Fitzgerald in the World Trade Center were devastated by the terrorist attack, and others temporarily were not able to conduct business. This caused liquidity in the Treasury market to decline significantly. The Fed stepped in, relaxed some rules and injected massive reserves into the system to help facilitate trade settlement and processing. We were able to manage the fund through this turmoil without suffering any negative effects.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What was your strategy during the period?

A. Through the first half of the period, I maintained an average maturity that was consistently longer than the fund's competitors, in order to capture higher yields in a declining interest-rate environment as well as to capture attractive relative values across the money market yield curve. This approach proved beneficial. By the summer, however, I had let the average maturity decline to a more neutral level relative to competitors, because I felt that there was a great deal of monetary and fiscal stimulus in the pipeline, and short-term Treasury yields were unlikely to decline as much as the market expected. The tragedies of September 11 altered my outlook, leading me to believe that rates would be on the decline for the foreseeable future. As a result, I increased the average maturity to maintain a neutral posture with my peers, who were also extending maturities.

Q. How did the fund perform?

A. The fund's seven-day yield on October 31, 2001, was 2.63%, compared to 4.47% six months ago. For the six months that ended October 31, the fund had a total return of 1.77%, compared to 1.61% for the Treasury retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook?

A. The economy remains weak, but several sources of stimulus are currently in place that should help foster a recovery. Namely, the Fed continues to lower short-term rates, tax rebates have been mailed out and Congress could take additional action to further stimulate the economy. At the same time, inflation remains low. Lower energy prices and historically low mortgage rates should help the consumer, and the banking sector remains sound and capable of making loans to creditworthy customers. If the economy recovers as expected, money market rates should stabilize and eventually begin to rise. I will monitor developments carefully because attractive opportunities sometimes arise at turning points in the interest rate cycle.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: income while maintaining a stable $1 share price by investing in U.S. Treasury money market securities whose interest is free from state and local taxes

Fund number: 415

Trading symbol: FDLXX

Start date: January 5, 1988

Size: as of October 31, 2001, more than $2.5 billion

Manager: Robert Litterst, since 1997; manager, several Fidelity and Spartan taxable money market funds; joined Fidelity in 1991

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/01	% of fund's investments 4/30/01	% of fund's investments 10/31/00
0 - 30	35.7	33.5	26.0
31 - 90	27.5	30.9	25.9
91 - 180	31.3	27.8	43.4
181 - 397	5.5	7.8	4.7
Weighted Average Maturity (Fund's Average)
	10/31/01	4/30/01	10/31/00
Spartan U.S. Treasury Money Market Fund	74 Days	65 Days	80 Days
Treasury Retail Money Market Funds Average *	63 Days	62 Days	62 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2001	As of April 30, 2001
U.S. Treasury Bills 60.5%	U.S. Treasury Bills 38.7%
U.S. Treasury Notes 42.1%	U.S. Treasury Notes 61.6%
Net Other Assets (2.6)%**	Net Other Assets (0.3)%**

** Net other assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Semiannual Report

Investments October 31, 2001

(Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 102.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 60.5%
11/1/01	2.35%	$ 43,000	$ 43,000
11/1/01	3.93	28,994	28,994
11/8/01	3.47	60,000	59,960
11/8/01	3.67	30,000	29,979
11/8/01	3.69	75,000	74,947
11/23/01	2.30	46,642	46,576
11/29/01	3.23	30,000	29,925
11/29/01	3.37	70,000	69,818
11/29/01	3.39	60,000	59,843
11/29/01	3.61	30,000	29,917
12/6/01	3.38	75,000	74,756
12/13/01	2.62	40,303	40,181
12/13/01	3.57	70,000	69,713
12/27/01	2.34	10,011	9,975
1/3/02	2.35	50,000	49,795
1/3/02	3.39	30,000	29,825
1/3/02	3.54	30,000	29,817
1/3/02	3.56	30,000	29,816
1/10/02	2.24	100,000	99,567
1/10/02	3.34	70,031	69,582
1/10/02	3.56	40,400	40,125
1/24/02	2.13	60,000	59,703
1/24/02	2.19	100,000	99,491
1/31/02	2.06	25,000	24,871
1/31/02	2.11	50,000	49,735
1/31/02	3.41	7,329	7,267
2/14/02	3.34	30,000	29,713
3/7/02	2.48	9,878	9,793
3/7/02	2.58	50,000	49,554
3/14/02	2.58	2,950	2,922
3/28/02	2.32	50,000	49,532
3/28/02	2.39	50,000	49,518
4/25/02	2.13	125,000	123,721
			1,571,931
U.S. Treasury Bonds - 1.4%
2/15/02	2.27	5,000	5,076
2/15/02	2.29	30,000	30,455
			35,531
U.S. Treasury Notes - 23.7%
11/15/01	2.50	25,000	25,046
11/30/01	3.35	14,606	14,634
U.S. Treasury Obligations - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Notes - continued
11/30/01	3.39%	$ 50,000	$ 50,094
11/30/01	3.40	30,000	30,056
11/30/01	3.60	15,000	15,026
11/30/01	3.62	50,000	50,085
12/31/01	4.22	30,000	30,085
1/31/02	2.12	112,711	113,834
1/31/02	2.33	150,000	151,445
1/31/02	3.33	75,000	75,541
2/28/02	3.61	60,000	60,533
			616,379
U.S. Treasury Notes - coupon STRIPS - 3.2%
11/15/01	3.73	25,000	24,960
5/15/02	2.28	50,000	49,390
8/15/02	2.28	10,000	9,822
			84,172
U.S. Treasury Notes - principal STRIPS - 13.8%
11/15/01	3.45	40,000	39,947
11/15/01	3.52	60,000	59,919
11/15/01	3.83	50,000	49,927
11/15/01	4.02	30,000	29,954
11/15/01	4.08	30,000	29,954
11/15/01	4.18	30,000	29,952
11/15/01	4.31	30,000	29,951
5/15/02	2.13	25,000	24,716
5/15/02	3.33	20,000	19,647
8/15/02	3.34	20,000	19,484
8/15/02	3.45	25,000	24,335
			357,786
TOTAL INVESTMENT PORTFOLIO - 102.6%	2,665,799
NET OTHER ASSETS - (2.6)%	(68,793)
NET ASSETS - 100%	$ 2,597,006
Total Cost for Income Tax Purposes $ 2,665,799

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 2,665,799
Receivable for investments sold		24,872
Receivable for fund shares sold		6,409
Interest receivable		12,057
Total assets		2,709,137
Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	99,476
Payable for fund shares redeemed	11,338
Distributions payable	408
Accrued management fee	894
Other payables and accrued expenses	14
Total liabilities		112,131
Net Assets		$ 2,597,006
Net Assets consist of:
Paid in capital		$ 2,596,639
Accumulated net realized gain (loss) on investments		367
Net Assets, for 2,596,333 shares outstanding		$ 2,597,006
Net Asset Value, offering price and redemption price per share ($2,597,006 ÷ 2,596,333 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)
Investment Income Interest		$ 45,431
Expenses
Management fee	$ 4,975
Non-interested trustees' compensation	2
Total expenses before reductions	4,977
Expense reductions	(24)	4,953
Net investment income		40,478
Net Realized Gain (Loss) on Investments		70
Net increase in net assets resulting from operations		$ 40,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)	Year ended April 30, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 40,478	$ 113,077
Net realized gain (loss)	70	586
Net increase (decrease) in net assets resulting from operations	40,548	113,663
Distributions to shareholders from net investment income	(40,478)	(113,077)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	978,453	1,888,920
Reinvestment of distributions from net investment income	37,975	105,046
Cost of shares redeemed	(676,928)	(1,736,880)
Net increase (decrease) in net assets and shares resulting from share transactions	339,500	257,086
Total increase (decrease) in net assets	339,570	257,672
Net Assets
Beginning of period	2,257,436	1,999,764
End of period	$ 2,597,006	$ 2,257,436

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2001	Years ended April 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.018	.056	.047	.046	.050	.048
Less Distributions
From net investment income	(.018)	(.056)	(.047)	(.046)	(.050)	(.048)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	1.77%	5.70%	4.81%	4.67%	5.08%	4.92%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.46%	.45%	.47%	.46%	.45%
Expenses net of voluntary waivers, if any	.43% A	.46%	.45%	.47%	.46%	.45%
Expenses net of all reductions	.42% A	.45%	.45%	.46%	.46%	.45%
Net investment income	3.46% A	5.53%	4.70%	4.57%	4.96%	4.82%
Supplemental Data
Net assets, end of period (in millions)	$ 2,597	$ 2,257	$ 2,000	$ 2,090	$ 1,913	$ 1,911

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the account closeout fee.

D Total returns for periods of less than one year are not annualized.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee equal to an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. Effective July 1, 2001, the annual management fee rate was reduced from .45% to .42%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $8,000 for the period.

3. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $24,000.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

Robert A. Litterst, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity® Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

TMM-SANN-1201 149669
1.538317.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com